UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-23035

            The Gabelli Go Anywhere Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                           Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Agnes Mullady

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Go Anywhere Trust

Semiannual Report — June 30, 2019

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) total return of The Gabelli Go Anywhere Trust (the Fund) was 13.7%, compared with a total return of 18.5% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 16.2%. The Fund’s NAV per share was $17.06, while the price of the publicly traded shares closed at $16.00 on the NYSE American. See below for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)

	Year to Date	1 Year	2 Year	Since Inception (11/02/16)
Gabelli Go Anywhere Trust
NAV Total Return (b)	13.68%	(9.05)%	(2.13)%	(0.42)%
Investment Total Return (c)	16.21	(18.16)	1.44	(12.31)
S&P 500 Index	18.54	10.42	12.38	15.26(d)

(a)  Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net assets value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The total returns reflect changes in the NAV per share and are net of expenses. The inception return is based on a NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(c)   The total returns reflect changes in closing market value on the NYSE American. The inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination.

(d)  From October 31, 2016, the date closest to the Fund’s inception for which data are available.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2019:

The Gabelli Go Anywhere Trust

Health Care	11.8%
U.S. Government Obligations	10.9%
Diversified Industrial	7.1%
Machinery	6.9%
Energy and Utilities	6.1%
Computer Software and Services	5.8%
Food and Beverage	4.8%
Financial Services	4.7%
Equipment and Supplies	4.6%
Media	4.0%
Telecommunications	3.6%
Entertainment	3.5%
Automotive: Parts and Accessories	3.4%
Building and Construction	3.4%
Consumer Products	3.4%
Specialty Chemicals	2.2%
Agriculture	2.2%
Publishing	2.0%

Cable and Satellite	2.0%
Retail	1.8%
Real Estate	1.8%
Semiconductors	0.8%
Home Furnishings	0.7%
Hotels and Gaming	0.7%
Metals and Mining	0.7%
Transportation	0.4%
Computer Hardware	0.3%
Aerospace	0.3%
Airlines	0.1%
Electronics	0.0%*
Consumer Services	0.0%*
Business Services	0.0%*

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of June 11, 2019, she was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

The Gabelli Go Anywhere Trust

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 88.4%
	Health Care — 11.8%
40,000	Achaogen Inc.†	$9,937	$756
3,600	Allergan plc	570,944	602,748
10,000	Array BioPharma Inc.†	463,726	463,300
11,000	Bausch Health Cos. Inc.†	171,917	277,420
500	Bristol-Myers Squibb Co.	24,502	22,675
13,500	BTG plc†	143,831	143,241
10,000	Celgene Corp.†	905,710	924,400
9,000	Clovis Oncology Inc.†	184,003	133,830
1,000	Covetrus Inc.†	29,618	24,460
45,000	Cutera Inc.†	1,064,967	935,100
6,500	Idorsia Ltd.†	66,917	148,484
500	Incyte Corp.†	36,852	42,480
1,000	Johnson & Johnson	115,739	139,280
1,000	Medidata Solutions Inc.†	90,830	90,510
12,000	NeoGenomics Inc.†	166,585	263,280
14,500	Nuevolution AB†	48,673	50,435
20,000	Pacific Biosciences of California Inc.†	146,652	121,000
18,000	Patterson Cos. Inc.	472,746	412,200
5,400	Spark Therapeutics Inc.†	605,459	552,852
3,700	Zimmer Biomet Holdings Inc.	425,771	435,638

		5,745,379	5,784,089

	Machinery — 6.9%
23,500	Astec Industries Inc.	866,121	765,160
2,500	ASV Holdings Inc.†	17,262	17,125
100,000	CNH Industrial NV, Borsa Italiana	1,284,121	1,025,437
104,000	CNH Industrial NV, New York	1,063,455	1,069,120
35,000	Twin Disc Inc.†	760,684	528,500

		3,991,643	3,405,342

	Diversified Industrial — 6.8%
3,000	Ampco-Pittsburgh Corp.†	20,545	12,090
21,000	EnPro Industries Inc.	1,453,096	1,340,640
15,000	Griffon Corp.	264,218	253,800
12,000	Multi-Color Corp.	599,173	599,640
8,000	Myers Industries Inc.	106,587	154,160
14,000	Textron Inc.	717,490	742,560
10,000	Trinity Industries Inc.	215,215	207,500

		3,376,324	3,310,390

	Energy and Utilities — 6.1%
500	Alerion Cleanpower SpA	1,371	1,501
1,500	American Midstream Partners LP	7,770	7,755
8,000	AmeriGas Partners LP	268,910	278,720
1,000	Buckeye Partners LP	40,760	41,050
8,500	CNX Resources Corp.†	115,050	62,135
500	Connecticut Water Service Inc.	34,343	34,860
6,000	Dominion Energy Inc.	422,338	463,920
11,000	Dril-Quip Inc.†	471,982	528,000
5,000	El Paso Electric Co.	327,282	327,000

Shares		Cost	Market Value

50,000	Mueller Water Products Inc., Cl. A	$613,825	$491,000
8,200	National Fuel Gas Co.	438,569	432,550
18,000	The AES Corp.	200,138	301,680
1,000	Valener Inc.	19,597	19,717
150,000	Weatherford International plc†	103,688	7,500

		3,065,623	2,997,388

	Computer Software and Services — 5.8%
500	Aerohive Networks Inc.†	2,235	2,215
500	Altran Technologies SA	7,995	7,934
30,000	Amber Road Inc.†	390,243	391,800
1,000	Business & Decision†	9,251	8,756
20,000	Diebold Nixdorf Inc.†	82,424	183,200
25,000	Digi International Inc.†	310,270	317,000
4,000	Electronics For Imaging Inc.†	148,595	147,640
700	GrubHub Inc.†	23,959	54,593
45,000	Hewlett Packard Enterprise Co.	620,333	672,750
4,000	Red Hat Inc.†	727,907	751,040
2,000	Rockwell Automation Inc.	366,390	327,660

		2,689,602	2,864,588

	Food and Beverage — 4.8%
2,000	Campbell Soup Co.	67,470	80,140
2,400	Chr. Hansen Holding A/S	132,161	225,370
20,000	Cott Corp.	230,656	267,000
50,000	Davide Campari-Milano SpA	251,570	489,806
1,400	Diageo plc, ADR	148,317	241,248
4,500	Farmer Brothers Co.†	88,635	73,665
1,000	Fomento Economico Mexicano SAB de CV, ADR	87,662	96,750
1,000	National Beverage Corp.	46,260	44,630
1,000	Nestlé SA	73,910	103,524
1,100	Pernod Ricard SA	120,840	202,694
1,600	Remy Cointreau SA	135,972	230,695
2,400	The J.M. Smucker Co.	244,326	276,456
500	Wessanen	6,516	6,476

		1,634,295	2,338,454

	Financial Services — 4.7%
3,000	Bank of America Corp.	80,145	87,000
6,000	Citigroup Inc.	343,853	420,180
3,000	EMC Insurance Group Inc.	107,699	108,090
500	Entegra Financial Corp.†	14,752	15,060
7,500	Flushing Financial Corp.	197,102	166,500
4,086	Icahn Enterprises LP	175,087	295,867
1,000	LegacyTexas Financial Group Inc.	39,142	40,710
46,084	MoneyGram International Inc.†	330,956	113,828
5,912	Steel Partners Holdings LP†	102,539	82,768
10,000	The Bank of New York Mellon Corp.	443,707	441,500
1,000	The PNC Financial Services Group Inc.	89,359	137,280

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
4,000	Waddell & Reed Financial Inc., Cl. A	$67,776	$66,680
6,500	Wells Fargo & Co.	345,573	307,580

		2,337,690	2,283,043

	Equipment and Supplies — 4.6%
10,000	CIRCOR International Inc.†	398,619	460,000
15,000	Flowserve Corp.	617,852	790,350
4,500	Hydrogenics Corp.†	67,027	66,825
26,800	Mueller Industries Inc.	757,503	784,436
1,000	Stratasys Ltd.†	18,420	29,370
3,800	The Eastern Co.	80,204	106,476

		1,939,625	2,237,457

	Media — 4.0%
2,500	Sinclair Broadcast Group Inc., Cl. A	75,218	134,075
40,000	Tribune Media Co., Cl. A	1,452,650	1,848,800

		1,527,868	1,982,875

	Entertainment — 3.5%
3,000	Cherry AB, Cl. B†(a)	28,485	28,106
32,000	Grupo Televisa SAB, ADR	446,414	270,080
1,000	International Speedway Corp., Cl. A	42,132	44,890
3,000	Liberty Media Corp.-Liberty Braves, Cl. A†	73,471	83,400
3,000	Liberty Media Corp.-Liberty Braves, Cl. C†	71,268	83,910
10,000	Parques Reunidos Servicios Centrales SAU	155,464	158,284
12,039	Reading International Inc., Cl. A†	187,598	156,266
439	Reading International Inc., Cl. B†	7,547	10,207
28,800	Sirius XM Holdings Inc.	133,701	160,704
1,000	Speedway Motorsports Inc.	18,180	18,550
12,000	Viacom Inc., Cl. A	430,338	409,200
10,000	Viacom Inc., Cl. B	285,890	298,700

		1,880,488	1,722,297

	Automotive: Parts and Accessories — 3.4%
2,500	Dana Inc.	38,744	49,850
8,000	Modine Manufacturing Co.†	91,240	114,480
7,000	Navistar International Corp.†	179,686	241,150
30,000	Uni-Select Inc.	474,677	284,525
7,500	WABCO Holdings Inc.†	985,705	994,500

		1,770,052	1,684,505

	Telecommunications — 3.4%
10,000	CenturyLink Inc.	175,097	117,600
500	Finisar Corp.†	10,439	11,435
6,000	Inmarsat plc	40,675	41,497

BShares		Cost	Market Value

7,500	Millicom International Cellular SA, SDR	$366,917	$421,999
3,000	Parrot SA†	10,879	13,492
56,023	Sistema PJSC FC, GDR	280,384	172,999
50,000	Sprint Corp.†	347,628	328,500
4,400	United States Cellular Corp.†	166,728	196,548
30,000	VEON Ltd., ADR	113,120	84,000
9,000	Zayo Group Holdings Inc.†	296,759	296,190

		1,808,626	1,684,260

	Building and Construction — 3.4%
3,333	Arcosa Inc.	74,727	125,421
22,000	Armstrong Flooring Inc.†	370,384	216,700
2,000	Bouygues SA	66,937	74,071
27,500	Herc Holdings Inc.†	961,660	1,260,325

		1,473,708	1,676,517

	Consumer Products — 3.4%
209	Accell Group NV	6,598	5,763
13,000	Edgewell Personal Care Co.†	576,897	350,350
10,000	Energizer Holdings Inc.	420,255	386,400
15,000	Mattel Inc.†	222,401	168,150
40,000	Newell Brands Inc.	852,036	616,800
5,000	Oriflame Holding AG	115,294	122,171

		2,193,481	1,649,634

	Specialty Chemicals — 2.2%
20,000	GCP Applied Technologies Inc.†	569,397	452,800
3,000	Oil-Dri Corp. of America	98,429	102,120
6,000	Valvoline Inc.	124,526	117,180
8,000	Versum Materials Inc.	412,544	412,640

		1,204,896	1,084,740

	Agriculture — 2.2%
19,000	Bunge Ltd.	1,149,728	1,058,490

	Publishing — 2.0%
3,000	Axel Springer SE	211,786	211,330
10,000	Meredith Corp.	515,803	550,600
15,057	The E.W. Scripps Co., Cl. A	208,467	230,222

		936,056	992,152

	Cable and Satellite — 2.0%
5,000	Intelsat SA†	103,319	97,250
38,000	Iridium Communications Inc.†	370,579	883,880

		473,898	981,130

	Retail — 1.8%
1,000	Barnes & Noble Inc.	6,520	6,690
4,400	Cars.com Inc.†	106,054	86,768
46,000	GNC Holdings Inc., Cl. A†	268,416	69,000
16,000	Hertz Global Holdings Inc.†	183,432	255,360
4,000	Ingles Markets Inc., Cl. A	86,080	124,520
50,000	J.C. Penney Co. Inc.†	166,756	57,000

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
21,000	Lands’ End Inc.†	$296,179	$256,620
2,500	Rite Aid Corp.†	22,995	20,025
500	Shutterfly Inc.†	25,354	25,275

		1,161,786	901,258

	Real Estate — 1.8%
149	Cousins Properties Inc., REIT	5,452	5,389
15,500	Griffin Industrial Realty Inc.	462,935	547,925
800	Ryman Hospitality Properties Inc., REIT	63,448	64,872
33,000	Trinity Place Holdings Inc.†	118,800	130,350
2,400	Vastned Retail Belgium NV, REIT	153,705	132,086

		804,340	880,622

	Semiconductors — 0.8%
1,200	Cypress Semiconductor Corp.	26,550	26,688
3,300	Mellanox Technologies Ltd.†	388,647	365,211

		415,197	391,899

	Home Furnishings — 0.7%
5,000	Bassett Furniture Industries Inc.	121,745	76,250
4,000	Hunter Douglas NV	277,806	279,272

		399,551	355,522

	Hotels and Gaming — 0.7%
10,000	International Game Technology plc	138,695	129,700
1,600	Wynn Resorts Ltd.	167,481	198,384

		306,176	328,084

	Metals and Mining — 0.6%
1,500	Allegheny Technologies Inc.†	25,274	37,800
10,000	Freeport-McMoRan Inc.	114,554	116,100
18,000	TimkenSteel Corp.†	252,484	146,340

		392,312	300,240

	Transportation — 0.3%
1,000	GATX Corp.	42,524	79,290
600	PACCAR Inc.	37,623	42,996
200	Panalpina Welttransport Holding AG†	38,299	46,056

		118,446	168,342

	Computer Hardware — 0.3%
4,000	Cray Inc.†	139,759	139,280

	Aerospace — 0.3%
3,500	Allied Motion Technologies Inc.	121,049	132,650

	Airlines — 0.1%
2,000	WestJet Airlines Ltd.	45,477	46,947

Shares		Cost	Market Value

	Electronics — 0.0%
500	Control4 Corp.†	$11,921	$11,875

	Consumer Services — 0.0%
100	Sotheby’s†	5,633	5,813

	Business Services — 0.0%
1,000	Tarsus Group plc	5,450	5,448

	TOTAL COMMON STOCKS	43,126,079	43,405,331

	RIGHTS — 0.2%
	Health Care — 0.0%
25,000	Innocoll, CVR†(a)	15,000	0
10,000	Ipsen SA/Clementia, CVR†(a)	13,500	13,500
3,600	Ocera Therapeutics, CVR†(a)	972	1,404

		29,472	14,904

	Metals and Mining — 0.1%
67,000	Pan American Silver Corp., CVR†(a)	15,410	23,450

	Transportation — 0.1%
16,000	Hertz Global Holdings Inc., expire 07/12/19†	0	31,200

	TOTAL RIGHTS	44,882	69,554

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.5%
	Diversified Industrial — 0.3%
$ 100,000	Chart Industries Inc., 1.000%, 11/15/24(b)	100,000	142,698

	Telecommunications — 0.2%
100,000	Gogo Inc., 6.000%, 05/15/22(b)	100,000	92,500

	TOTAL CONVERTIBLE CORPORATE BONDS	200,000	235,198

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Schedule of Investments (Continued) — June 30, 2019 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 10.9%
$ 5,383,000	U.S. Treasury Bills, 2.156% to 2.384%††, 07/18/19 to 09/12/19	$5,367,896	$5,369,372

TOTAL INVESTMENTS — 100.0%		$48,738,857	49,079,455

Other Assets and Liabilities (Net)			(103,323)

PREFERRED STOCK
(536,744 preferred shares outstanding)			(21,469,760)

NET ASSETS — COMMON STOCK
(1,612,652 common shares outstanding)			$27,506,372

NET ASSET VALUE PER COMMON SHARE
($27,506,372 ÷ 1,612,652 shares outstanding)			$17.06

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the market value of the Rule 144A securities amounted to $235,198 or 0.48% of total investments.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $48,738,857)	$49,079,455
Foreign currency, at value (cost $91)	92
Cash	6,616
Deposit at brokers	46,241
Dividends and interest receivable	31,199
Other receivable	10,000
Prepaid expenses	1,322

Total Assets	49,174,925

Liabilities:
Distributions payable	14,910
Payable for investments purchased	84,289
Payable for investment advisory fees	39,610
Payable for legal and audit fees	20,502
Payable for payroll expenses	13,411
Payable for shareholder communications expenses	17,773
Other accrued expenses	8,298

Total Liabilities	198,793

Preferred Shares, $0.001 par value, unlimited number of shares authorized:
Series A Cumulative, Puttable, and Callable Preferred Shares ($40 liquidation value, 536,744 shares issued and outstanding)	21,469,760

Net Assets Attributable to Common Shareholders	$27,506,372

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$27,512,207
Total accumulated loss	(5,835)

Net Assets	$27,506,372

Net Asset Value per Common Share:
($27,506,372 ÷ 1,612,652 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$17.06

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $8,004)	$302,434
Interest	88,306

Total Investment Income	390,740

Expenses:
Investment advisory fees	245,864
Shareholder communications expenses	29,967
Trustees’ fees	24,571
Payroll expenses	22,740
Legal and audit fees	19,636
Shareholder services fees	16,480
Accounting fees	7,500
Custodian fees	5,732
Interest expense	39
Miscellaneous expenses	15,138

Total Expenses	387,667

Less:
Expenses paid indirectly by broker (See Note 3)	(804)

Net Expenses	386,863

Net Investment Income	3,877

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency:
Net realized loss on investments	(167,629)
Net realized gain on securities sold short	8,205
Net realized loss on foreign currency transactions	(1,770)

Net realized loss on investments, securities sold short, and foreign currency transactions	(161,194)

Net change in unrealized appreciation/depreciation:
on investments	4,082,340
on foreign currency translations	81

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,082,421

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, and Foreign Currency	3,921,227

Net Increase in Net Assets Resulting from Operations	3,925,104

Total Distributions to Preferred Shareholders	(536,744)

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$3,388,360

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
Operations:
Net investment income/(loss)	$3,877		$(71,095)
Net realized gain/(loss) on investments, securities sold short, and foreign currency transactions	(161,194)		1,686,765
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	4,082,421		(7,218,751)

Net Increase/(Decrease) in Net Assets Resulting from Operations	3,925,104		(5,603,081)

Distributions to Preferred Shareholders:
Accumulated earnings	(9,661	)*	(1,073,488)
Return of capital	(527,083	)*	—

Total Distributions to Preferred Shareholders	(536,744)		(1,073,488)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	3,388,360		(6,676,569)

Distributions to Common Shareholders:
Accumulated earnings	—		(454,153)
Return of capital	(645,061	)*	(834,602)

Total Distributions to Common Shareholders	(645,061)		(1,288,755)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—		44,647

Net Increase in Net Assets from Fund Share Transactions	—		44,647

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	2,743,299		(7,920,677)

Net Assets Attributable to Common Shareholders:
Beginning of year	24,763,073		32,683,750

End of period	$27,506,372		$24,763,073

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2019		Year Ended December 31,		Year Ended December 31,		Period Ended December 31,
	(Unaudited)		2018		2017		2016 (a)
Operating Performance:
Net asset value, beginning of period	$15.36		$20.30		$18.82		$18.96	(b)

Net investment income/(loss)	0.00	(c)	(0.04)		(0.02)		(0.12)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.43		(3.43)		2.63		0.32

Total from investment operations	2.43		(3.47)		2.61		0.20

Distributions to Preferred Shareholders: (d)
Net investment income	—		—		(0.01)		—
Net realized gain	(0.01	)*	(0.67)		(0.89)		—
Return of capital	(0.32	)*	—		(0.06)		(0.34)

Total distributions to preferred shareholders	(0.33)		(0.67)		(0.96)		(0.34)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.10		(4.14)		1.65		(0.14)

Distributions to Common Shareholders:
Net realized gain	—		(0.28)		—		—
Return of capital	(0.40	)*	(0.52)		(0.20)		—

Total distributions to common shareholders	(0.40)		(0.80)		(0.20)		—

Fund Share Transactions:
Recapture of gain on sale of Fund shares by an affiliate	—		—		0.03		—
Increase in net asset value from common shares issued upon reinvestment of dividends	—		0.00	(c)	—		—

Net Asset Value Attributable to Common Shareholders, End of Period	$17.06		$15.36		$20.30		$18.82

NAV total return †	13.68%		(21.13)%		8.94%		1.95%

Market value, end of period	$16.00		$14.10		$18.04		$21.03

Investment total return ††	16.21%		(18.30)%		(13.27)%		6.48%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$48,976		$46,233		$54,154		$51,780
Net assets attributable to common shares, end of period (in 000’s)	$27,506		$24,763		$32,684		$30,310
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred distributions	0.03	%(e)	(0.23)%		(0.09)%		(2.02	)%(e)
Ratio of operating expenses to average net assets attributable to common shares(f)	2.77	%(e)(g)	2.78	%(g)	2.50	%(g)	2.95	%(e)
Portfolio turnover rate	44.5%		102.3%		180.2%		101.5%
Cumulative Preferred Shares:
Series A Preferred
Liquidation value, end of period (in 000’s)	$21,470		$21,470		$21,470		$21,470
Total shares outstanding (in 000’s)	537		537		537		537
Liquidation preference per share	$40.00		$40.00		$40.00		$40.00
Average market value(h)	$41.40		$42.51		$44.91		$50.97
Asset coverage per share	$91.25		$86.14		$100.89		$96.47
Asset Coverage	228%		215%		252%		241%

†

The NAV total return reflects changes in the NAV per share and is net of expenses. The inception return is based on an NAV of $18.46 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

††

The investment total return reflects changes in closing market value on the NYSE American. Inception return is based on a price of $19.75 as of November 2, 2016. During the period September 2, 2016 through November 1, 2016, the Fund traded as a combination. Total return for a period of less than one year is not annualized.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on September 2, 2016.
(b)	The beginning of period NAV reflects a $0.04 reduction for offering costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Calculated based on average common shares outstanding on record dates throughout the period. (e) Annualized.
(f)

Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, and the period ended December 31, 2016, would have been 1.57%, 1.65%, 1.48%, and 1.73%, respectively.

(g)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 30, 2018 and 2017, there was no impact on the expense ratios.

(h)

The average market value of the Series A preferred shares is based on weekly prices that are above the liquidation price of a Series A preferred share and these market prices are not likely to be sustainable.

See accompanying notes to financial statements.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Go Anywhere Trust (the Fund) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on February 26, 2015 and registered under the Investment Company Act of 1940, as amended (the 1940 Act), whose primary objective is total return, consisting of capital appreciation and current income. Investment operations commenced on September 2, 2016.

Under normal market conditions, the Fund intends to invest primarily in a broad range of equity securities consisting of common stock, preferred stock, convertible or exchangeable securities, depositary receipts, and warrants and rights to purchase such securities and, to a lesser extent, in debt securities.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/19
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$1,694,191	—	$28,106	$1,722,297
Other Industries (a)	41,683,034	—	—	41,683,034
Total Common Stocks	43,377,225	—	28,106	43,405,331
Rights (a)	31,200	—	38,354	69,554
Convertible Corporate Bonds (a)	—	$235,198	—	235,198
U.S. Government Obligations	—	5,369,372	—	5,369,372
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$43,408,425	$5,604,570	$66,460	$49,079,455

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2019, the Fund did not have material transfers into or out of Level 3.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The following table reconciles Level 3 investments:										Net change
	Balance as of 12/31/18	Accrued discounts/ (premiums)	Realized loss†	Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers into Level 3††	Transfers out of Level 3††	Balance as of 06/30/19	in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 06/30/19†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$233,556	—	$(24,577)	$18,909	—	$(229,095)	$29,313	—	$28,106	$(1,207)
Rights (a)	16,404	—	—	(6,960)	$28,910	—	—	—	38,354	(6,960)
TOTAL INVESTMENTS IN SECURITIES	$249,960	—	$(24,577)	$11,949	$28,910	$(229,095)	$29,313	—	$66,460	$(8,167)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
†	Realized gain/(loss) and net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
††	The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following table summarizes the valuation techniques used, and observable inputs, if any, to determine the value of certain of the Fund’s Level 3 investments as of June 30, 2019:

Description	Balance at 06/30/19	Valuation Technique
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$28,106	Merger/Acquisition price
Rights (a)	38,354	Last available closing price

	$66,460

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The valuations in the table above are based on management assessment of realizable value.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s Series A Cumulative Puttable and Callable Preferred Shares (Preferred Shares) are recorded on a daily basis and are determined as described in Note 5.

The tax character of distributions paid during the year ended December 31, 2018 was as follows:

	Year Ended December 31, 2018
	Common	Preferred
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$284,944	$673,525
Net long term capital gains	169,209	399,963
Return of capital	834,602	—

Total distributions paid	$1,288,755	$1,073,488

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$48,941,542	$4,211,092	$(4,073,179)	$137,913

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed the open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns will remain subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

During the six months ended June 30, 2019, the Fund paid $16,621 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expense paid through the brokerage arrangement during this period was $804.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $7,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from the Adviser or its affiliates). During the six months ended June 30, 2019, the Fund accrued $22,740 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Audit Committee Chairman and Lead Trustee each receives an annual fee of $2,000. The Nominating Committee Chairman receives an annual fee of $1,000. A Trustee may receive a single meeting fee, allocated among the

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $23,316,354 and $18,729,537, respectively.

5. Capital. The Fund is authorized to issue an unlimited number of capital shares of $0.001 par value, which the Board may classify from time to time as common shares of beneficial interest or preferred shares. On September 2, 2016, the Fund offered up to 2,000,000 combinations consisting of three Common Shares and one $40 Preferred Share. This offering was in addition to 1,713 combinations issued previously as seed capital for $166,161. Pursuant to the offering on September 2, 2016, the Fund issued 535,031 combinations receiving proceeds of $51,898,007, before deduction of offering expenses of $63,609. On November 2, 2016, the combination split and began trading separately on the NYSE American as common shares and preferred shares. The Board has authorized the Fund to repurchase its common shares in the open market when the common shares are trading at a discount from NAV of 7.5% or more (or such other percentage as the Board may determine from time to time) and to repurchase its Preferred Shares when trading at a discount to its liquidation preference. There were no common or Preferred Shares repurchased during the six months ended June 30, 2019 and the year ended December 31, 2018.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Net increase from common shares issued upon reinvestment of distributions	—	—	2,420	$44,647

At no later than 30 days prior to September 2, 2021, the then outstanding common shares will be subject to a tender offer at a price per common share determined by the Board and expressed as a percentage (but not less than 95%) of the NAV per common share most recently determined as of the close of business on the last business day prior to the date the Fund purchases common shares.

The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $40 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rate, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The Gabelli Go Anywhere Trust

Notes to Financial Statements (Unaudited) (Continued)

The liquidation value of the Preferred Shares is $40 per share. The Preferred Shares had an annual dividend rate of 8.00% through June 2017, 5.00% for the subsequent eight dividend periods ending on or prior to June 26, 2019, and for all subsequent distribution periods, an annualized rate of 200 basis points over the then current yield of the ten year U.S. Treasury Note at the date such rate for the applicable distribution periods is fixed by the Board, provided that such annualized rate for the subsequent distributions will be no less than 5% nor greater than 7% based on the $40 liquidation preference. The Fund will redeem all or any part of the Preferred Shares that holders have properly submitted for redemption during the thirty day period prior to each of September 26, 2019 and September 26, 2021 at the liquidation value plus any accumulated and unpaid dividends. At June 30, 2019, 536,744 Preferred Shares were outstanding and accrued dividends amounted to $14,910.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting shares must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Significant Shareholder. As of June 30, 2019, 72.1% of the common shares and 64.1% of the Preferred Shares were beneficially owned by the Adviser or its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Subsequent Events. On July 22, 2019, the Board of Trustees approved the annual dividend rate for the Series A Preferred Shares at 5.00%, effective for one year after the dividend period ended September 26, 2019. The dividend payment on September 26, 2019 will be $0.50 per share.

Management has evaluated the impact of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Ronald S. Eaker joined GAMCO Investors, Inc. in 1987. Currently he is a Managing Director of Gabelli Fixed Income, LLC and a portfolio manager of Gabelli Funds, LLC. Mr. Eaker manages short term cash products and high grade intermediate fixed income products. Prior to joining Gabelli, Mr. Eaker was affiliated with Frank Henjes & Co. He is a graduate of Pennsylvania State University with a BS in Finance.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Gian Maria Magrini, CFA, is a portfolio manager dedicated to the Gabelli merger arbitrage portfolios, specifically to our U.S. open and closed-end funds. He joined the team in 2013 after serving various roles in the operations and research departments. Mr. Magrini earned a Bachelor of Science in Finance from Fordham University.

Shareholder Meeting – May 13, 2019 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 13, 2019, in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli and Frank J. Fahrenkopf, Jr. as Trustees of the Fund, with 2,090,997 votes and 2,094,336 votes cast in favor of these Trustees, and 4,809 votes and 1,470 votes withheld for these Trustees, respectively.

Anthony S. Colavita, Michael J. Melarkey, and Kuni Nakamura continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per common share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGOX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI GO ANYWHERE TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony S. Colavita

President

Anthony S. Colavita, P.C.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President

Advanced Polymer, Inc.

Agnes Mullady

President

John C. Ball

Treasurer

Andrea R. Mango

Secretary & Vice President

Richard J. Walz

Chief Compliance Officer

David I. Schachter

Vice President & Ombudsman

Laurissa M. Martire

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GGO Q2/2019

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

As of the date of this reporting period, Laura Linehan is no longer a portfolio manager of the Fund.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2019 through 01/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Month #2 02/01/2019 through 02/28/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Month #3 03/01/2019 through 03/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Month #4 04/01/2019 through 04/30/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Month #5 05/01/2019 through 05/31/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Month #6 06/01/2019 through 06/30/2019	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – 1,612,652 Preferred Series A – 536,744
Total	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	Common – N/A Preferred Series A – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.

The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.

The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.
d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.
e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Go Anywhere Trust

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, President and Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.